         As filed with the Securities and Exchange Commission on August 18, 2000
                                              1933 Act Registration No. 333-____
                                              1940 Act Registration No. 811-____

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
         Pre-Effective Amendment No.                              [ ]
         Post-Effective Amendment No.                             [ ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
         Amendment No.                                            [ ]

                               ------------------

                                   LMI FUNDS
               (Exact Name of Registrant as Specified in Charter)

                          60 STATE STREET, SUITE 1300
                          BOSTON, MASSACHUSETTS 02109
              (Address of Principal Executive Offices) (Zip Code)

              Registrant's Telephone Number, Including Area Code:
                                 (617) 557-3416

                             CHRISTOPHER J. KELLEY
                                   LMI FUNDS
                          C/O FUNDS DISTRIBUTOR, INC.
            60 STATE STREET, SUITE 1300, BOSTON, MASSACHUSETTS 02109
                    (Name and Address of Agent for Service)

                          Copies of communications to:
                         Joseph B. Kittredge, Jr., Esq.
                                  Ropes & Gray
                            One International Place
                        Boston, Massachusetts 02110-2624


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

[front cover]

--------------------------------------------------------------------------------
Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.
--------------------------------------------------------------------------------


LMI FUNDS

LMI SMALL CAP GROWTH FUND
LMI MID CAP GROWTH FUND
LMI SMALL CAP TAX-SENSITIVE FUND
LMI TECHNOLOGY FUND
LMI INTERNET FUND

         A SHARES
         B SHARES

PROSPECTUS



[prospectus date]






The Securities and Exchange Commission (SEC) has not approved or disapproved the Funds' shares or determined whether this prospectus is adequate or complete. Any representation to the contrary is a criminal offense.


[LMI Funds logo]

                                TABLE OF CONTENTS

ABOUT THE FUNDS

MAIN RISKS

HOW TO BUY AND SELL SHARES

SALES CHARGES AND RELATED PROGRAMS

SHAREHOLDER INFORMATION

MANAGEMENT

FOR MORE INFORMATION                                Back cover

ABOUT THE FUNDS

The following describes each Fund's investment objective, main investments and strategies, main risks, and fees and expenses. Another section, MAIN RISKS, further describes the Funds' main risks and begins after this section.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

LMI SMALL CAP GROWTH FUND

OBJECTIVE
The Fund seeks long-term capital growth. There can be no assurance that the Fund will achieve this objective.

STRATEGY
The Fund invests primarily in equity securities of smaller capitalization (small cap) U.S. companies. The Fund focuses on companies with total market capitalizations within the range of total market capitalizations of companies included in the Russell 2000 Growth Index. This would correspond to companies with total market capitalizations of less than [ ] as of [date].

The investment adviser employs a growth oriented investment style in managing the Fund's portfolio, which means the investment adviser seeks to identify those companies that are experiencing or will experience rapid growth. The investment adviser focuses on individual stock selection instead of trying to predict which industries or sectors will perform best.

In making investment decisions, the investment adviser assesses whether a company's fundamentals -- financial condition, management, and position in its industry -- indicate strong prospects for earnings growth. In making this assessment, the investment adviser may consider such particular factors as a company's market share, projected earnings, cash flows, technology leadership, patents and other intellectual property, marketing prowess and product development capabilities. The investment adviser invests in companies that it believes will experience accelerating revenues and expanding operating margins, which may lead to rising estimate trends and favorable earnings surprises.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The Fund's investments may include companies making initial public offerings. While most assets will be invested in U.S. common stocks, the Fund may invest up to 25% of its total assets in foreign securities (measured at the time of investment). The Fund also may invest in other securities, including other investment companies and futures and options, in keeping with the Fund's investment objectives.

RISKS
Investors could lose money on their investments in the Fund, or the Fund could underperform other possible investments, if any of the following occurs:

     -    The U.S. or foreign stock markets go down.

     -    Small cap stocks fall out of favor with the market.

     - The markets favor stocks with "value" characteristics over growth stocks.

     - Negative market sentiment towards, or events affecting issuers in, the technology, health care, business services and communications sectors or other sectors that traditionally have included a large number of growth stocks.

     - An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

     - The investment adviser's judgment about the attractiveness, value or potential appreciation of a particular company's stock proves to be incorrect.

SMALLER COMPANY RISKS. The Fund is subject to additional risk because of its focus on small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They may have shorter operating histories and more volatile businesses. The prices of smaller company stocks, and in particular aggressive growth stocks, tend to be more volatile than the prices of stocks of companies with larger market capitalizations. In addition, it may be harder to sell these stocks, which can reduce their selling prices.

WHO MAY WANT TO INVEST
The Fund may be an appropriate investment if you:

     - are seeking capital growth over the long term (at least five years) and are willing to ride out market swings;

     - are looking to allocate a portion of your assets to stocks with above-average volatility;

     -    are comfortable with the risks of the stock market;

     -    are not seeking a substantial amount of current income.

LMI MID CAP GROWTH FUND

OBJECTIVE
The Fund seeks long-term capital growth. There can be no assurance that the Fund will achieve this objective.

STRATEGY
The Fund invests primarily in equity securities of medium capitalization (mid cap) U.S. companies. The Fund focuses on companies with total market capitalization within the range of total market capitalizations of the companies included in the Russell Mid-Cap Growth Index. This would correspond to companies with total market capitalizations between [ ] and [ ] as of [date].

The investment adviser employs a growth oriented investment style in managing the Fund's portfolio, which means the investment adviser seeks to identify those companies that are experiencing or will experience rapid growth. The investment adviser focuses on individual stock selection instead of trying to predict which industries or sectors will perform best.

In making investment decisions, the investment adviser assesses whether a company's fundamentals -- financial condition, management, and position in its industry -- indicate strong prospects for earnings growth. In making this assessment, the investment adviser may consider such particular factors as a company's market share, projected earnings, cash flows, technology leadership, patents and other intellectual property, marketing prowess and product development capabilities. The investment adviser invests in companies that it believes will experience accelerating revenues and expanding operating margins, which may lead to rising estimate trends and favorable earnings surprises.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The Fund's investments may include companies making initial public offerings. While most assets will be invested in U.S. common stocks, the Fund may invest up to 25% of its total assets in foreign securities (measured at the time of investment). The Fund also may invest in other securities, including other investment companies and futures and options, in keeping with the Fund's investment objectives.

RISKS
Investors could lose money on their investments in the Fund, or the Fund could underperform other possible investments, if any of the following occurs:

     -    The U.S. or foreign stock markets go down.

     -    Mid cap stocks fall out of favor with the market.

     - The markets favor stocks with "value" characteristics over growth stocks.

     - Negative market sentiment towards, or events affecting issuers in, the technology, health care, business services and communications sectors or other sectors that traditionally have included a large number of growth stocks.

     - An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

     - The investment adviser's judgment about the attractiveness, value or potential appreciation of a particular company's stock proves to be incorrect.

SMALLER COMPANY RISKS. The Fund is subject to additional risk because of its focus on mid cap stocks. Smaller companies may have limited product lines, markets and financial resources. They may have shorter operating histories and more volatile businesses. The prices of smaller company stocks, and in particular aggressive growth stocks, tend to be more volatile than the prices of stocks of companies with larger market capitalizations. In addition, it may be harder to sell these stocks, which can reduce their selling prices.

WHO MAY WANT TO INVEST
The Fund may be an appropriate investment if you:

     - are seeking capital growth over the long term (at least five years) and are willing to ride out market swings;

     - are looking to allocate a portion of your assets to stocks with above-average volatility;

     -    are comfortable with the risks of the stock market;

     -    are not seeking a substantial amount of current income.

LMI SMALL CAP TAX-SENSITIVE FUND

OBJECTIVE
The Fund seeks long-term capital growth, while minimizing taxable distributions to shareholders.

STRATEGY
The Fund invests primarily in equity securities of smaller capitalization (small cap) U.S. companies. The Fund focuses on companies with total market capitalizations within the range of total market capitalizations of companies included in the Russell 2000 Growth Index. This would correspond to companies with total market capitalizations of less than [ ] as of [date].

The investment adviser employs a growth oriented investment style in managing the Fund's portfolio, which means the investment adviser seeks to identify those companies that are experiencing or will experience rapid growth. The investment adviser focuses on individual stock selection instead of trying to predict which industries or sectors will perform best.

In making investment decisions, the investment adviser assesses whether a company's fundamentals -- financial condition, management, and position in its industry -- indicate strong prospects for earnings growth. In making this assessment, the investment adviser may consider such particular factors as a company's market share, projected earnings, cash flows, technology leadership, patents and other intellectual property, marketing prowess and product development capabilities. The investment adviser invests in companies that it believes will experience accelerating revenues and expanding operating margins, which may lead to rising estimate trends and favorable earnings surprises.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

TAX MANAGEMENT STRATEGY. The Fund uses the following strategies, to the extent consistent with its investment goals, to reduce the impact of federal and state income taxes on the Fund's after-tax returns.

     -    Minimizing sales of securities that result in capital gains.

     - If such a sale cannot be avoided, selling first the highest cost securities to reduce the amount of capital gain. Also, preferring the sale of securities producing long-term gains to those producing short-term gains.

     - Selling securities to realize capital losses that can be offset against realized capital gains.

     - Favoring lower dividend stocks and limiting income-producing investments.

The Fund's investments may include companies making initial public offerings. While most assets will be invested in U.S. common stocks, the Fund may invest up to 25% of its total assets in foreign securities (measured at the time of investment). The Fund also may invest in other securities, including other investment companies and futures and options, in keeping with the Fund's investment objectives.

RISKS
Investors could lose money on their investments in the Fund, or the Fund could underperform other possible investments, if any of the following occurs:

     -    The U.S. or foreign stock markets go down.

     -    Small cap stocks fall out of favor with the market.

     - The markets favor stocks with "value" characteristics over growth stocks.

     - Negative market sentiment towards, or events affecting issuers in, the technology, health care, business services and communications sectors or other sectors that traditionally have included a large number of growth stocks.

     - An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

     - The investment adviser's judgment about the attractiveness, value or potential appreciation of a particular company's stock proves to be incorrect.

     - The investment adviser's attempts to manage the Fund in a tax-efficient manner are not successful, require trade-offs that reduce pre-tax returns or result in the Fund retaining ownership of securities longer than it otherwise might.

SMALLER COMPANY RISKS. The Fund is subject to additional risk because of its focus on small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They may have shorter operating histories and more volatile businesses. The prices of smaller company stocks, and in particular aggressive growth stocks, tend to be more volatile than the prices of stocks of companies with larger market capitalizations. In addition, it may be harder to sell these stocks, which can reduce their selling prices.

WHO MAY WANT TO INVEST
The Fund may be an appropriate investment if you:

     - are seeking capital growth over the long term (at least five years) and are willing to ride out market swings;

     - are looking to allocate a portion of your assets to stocks with above-average volatility;

     -    are comfortable with the risks of the stock market;

     -    are not seeking a substantial amount of current income;

     - are a relatively high-income investor seeking tax-advantaged total returns.

LMI TECHNOLOGY FUND

OBJECTIVE
The Fund seeks long-term capital growth. There can be no assurance that the Fund will achieve this objective.

STRATEGY
The Fund invests primarily in the securities of technology companies.

Technology companies include those companies expected to benefit from the development, advancement, and use of science and technology. Some of the market sectors likely to be included in the portfolio are:

     -    computers, including products, software, and electronic components;

     -    telecommunications;

     -    media and information services;

     -    environmental services;

     -    chemicals and synthetic materials;

     - health care, including medical devices, pharmaceuticals, and biotechnology;

     -    defense and aerospace; and

     -    internet products and services.

The investment adviser employs a growth oriented investment style in managing the Fund's portfolio, which means the investment adviser seeks to identify those companies that are experiencing or will experience rapid growth. The investment adviser focuses on individual stock selection instead of trying to predict which industries or sectors will perform best.

In making investment decisions, the investment adviser assesses whether a company's fundamentals -- financial condition, management, and position in its industry -- indicate strong prospects for earnings growth. In making this assessment, the investment adviser may consider such particular factors as a company's market share, projected earnings, cash flows, technology leadership, patents and other intellectual property, marketing prowess and product development capabilities. The investment adviser invests in companies that it believes will experience accelerating revenues and expanding operating margins, which may lead to rising estimate trends and favorable earnings surprises.

The Fund's holdings can range from large, "blue chip" companies with established track records to small companies developing new technologies, including companies making initial public offerings.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

As a technology fund, the Fund concentrates its investments (in other words, invests 25% or more of its total assets) in the stocks of technology companies.

While most assets will be invested in U.S. common stocks, the Fund may invest up to 25% of its total assets in foreign securities (measured at the time of investment). The Fund also may invest in other securities, including other investment companies and futures and options, in keeping with the Fund's investment objectives.

RISKS
Investors could lose money on their investments in the Fund, or the Fund could underperform other possible investments, if any of the following occurs:

     -    The U.S. or foreign stock markets go down.

     -    Stocks of technology companies fall out of favor with the market.

     - The markets favor stocks with "value" characteristics over growth stocks.

     - An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

     - The investment adviser's judgment about the attractiveness, value or potential appreciation of a particular company's stock proves to be incorrect.

INVESTMENT FOCUS RISKS. The Fund's policy of investing primarily in technology companies makes it more susceptible to factors adversely affecting companies in that sector.

The technology sector can be affected by specific risks including: aggressive product pricing due to competition pressure from numerous market entrants, short product cycles and product obsolescence, among others. Companies in the rapidly changing fields of science and technology often face high price volatility. Products and services that at first appear promising may not prove commercially successful or may become obsolete quickly. This level of risk will increase to the extent the Fund has significant exposure to smaller or unseasoned companies, which may not have established products or more experienced management. Increased volatility also is associated with investments in this segment of the stock market (as opposed to investments in a broader range of industries). The performance and volatility of the Fund will likely reflect that of this sector during down markets as well as during up markets.

In addition, the Fund is "non-diversified," which means it may invest more than 5% of its assets in the stock of a single company. To the extent the Fund invests a greater percentage of its assets in a single company, the Fund has greater exposure to the performance and risks of that company.

SMALLER COMPANY RISKS. The Fund is subject to additional risk because of its investment in the stocks of smaller companies. Smaller companies may have limited product lines, markets and financial resources. They may have shorter operating histories and more volatile businesses. The prices of smaller company stocks, and in particular aggressive growth stocks, tend to be more volatile than the prices of stocks of companies with larger market capitalizations. In addition, it may be harder to sell these stocks, which can reduce their selling prices.

WHO MAY WANT TO INVEST
The Fund may be an appropriate investment if you:

     - are seeking capital growth over the long term (at least five years) and are willing to ride out market swings;

     - are looking to allocate a portion of your assets to stocks with above-average volatility;

     -    are comfortable with the risks of the stock market;

     -    are not seeking a substantial amount of current income;

     - want exposure to the technology sector and can accept the heightened risk and volatility associated with stocks of technology companies as compared to a fund investing across multiple sectors and industries.

LMI INTERNET FUND

OBJECTIVE
The Fund seeks long-term capital growth. There can be no assurance that the Fund will achieve this objective.

STRATEGY
The Fund invests primarily in the securities of internet companies.

The internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world. An intranet uses the same technology for communication within an organization or other group of authorized users.

Internet companies include those companies engaged in development, manufacturing, research or design of products and services facilitating the use of the internet or intranets, or engaged to a significant extent in the business of distributing products, processes or services via the internet. Some of the market sectors likely to be included in the portfolio are:

     - speed/bandwidth-- companies that enhance the performance of the internet through hardware, such as telecommunication, switch and router companies;

     - software -- companies that develop tools to access the internet or use it more efficiently;

     -    search engines and portals -- online search services and gateways;

     - access providers -- companies that provide internet access to computers and wireless devices;

     - media and information services -- content providers and communities, internet-oriented marketing companies;

     - e-commerce -- companies that provide products or services via the internet;

     - internet enablers -- web site hosting, e-mail management, transaction services;

     - security services -- companies that provide e-commerce security software and provide outsourced services;

     -    consultants -- web site designers, internet strategists.

The investment adviser employs a growth oriented investment style in managing the Fund's portfolio, which means the investment adviser seeks to identify those companies that are experiencing or will experience rapid growth. The investment adviser focuses on individual stock selection instead of trying to predict which industries or sectors will perform best.

In making investment decisions, the investment adviser assesses whether a company's fundamentals -- financial condition, management, and position in its industry -- indicate strong prospects for earnings growth. In making this assessment, the investment adviser may consider such particular factors as a company's market share, projected earnings, cash flows, technology leadership, patents and other intellectual property, marketing prowess and product development capabilities. The investment adviser invests in companies that it believes will experience accelerating revenues and expanding operating margins, which may lead to rising estimate trends and favorable earnings surprises.

The Fund's holdings can range from large, "blue chip" companies with established track records to small companies developing new technologies, including companies making initial public offerings.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

As an internet fund, the Fund concentrates its investments (in other words, invests 25% or more of its total assets) in the stocks of internet companies.

While most assets will be invested in U.S. common stocks, the Fund may invest up to 25% of its total assets in foreign securities (measured at the time of investment). The Fund also may invest in other securities, including other investment companies and futures and options, in keeping with the Fund's investment objectives.

RISKS
Investors could lose money on their investments in the Fund, or the Fund could underperform other possible investments, if any of the following occurs:

     -    The U.S. or foreign stock markets go down.

     -    Stocks of internet companies fall out of favor with the market.

     - The markets favor stocks with "value" characteristics over growth stocks.

     - An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

     - The investment adviser's judgment about the attractiveness, value or potential appreciation of a particular company's stock proves to be incorrect.

INVESTMENT FOCUS RISKS. The Fund's policy of investing primarily in internet companies makes it more susceptible to factors adversely affecting companies in that sector.

Internet and internet-related businesses can be affected by specific risks including: aggressive product pricing due to competition pressure from numerous market entrants, short product cycles and product obsolescence, among others. Companies in the rapidly changing fields of science and technology often face high price volatility. Products and services that at first appear promising may not prove commercially successful or may become obsolete quickly. This level of risk will increase to the extent the Fund has significant exposure to smaller or unseasoned companies, which may not have established products or more experienced management. Increased volatility also is associated with investments in this segment of the stock market (as opposed to investments in a broader range of industries). The performance and volatility of the Fund will likely reflect that of this sector during down markets as well as during up markets.

In addition, the Fund is "non-diversified," which means it may invest more than 5% of its assets in the stock of a single company. To the extent the Fund invests a greater percentage of its assets in a single company, the Fund has greater exposure to the performance and risks of that company.

SMALLER COMPANY RISKS. The Fund is subject to additional risk because of its investment in the stocks of smaller companies. Smaller companies may have limited product lines, markets and financial resources. They may have shorter operating histories and more volatile businesses. The prices of smaller company stocks, and in particular aggressive growth stocks, tend to be more volatile than the prices of stocks of companies with larger market capitalizations. In addition, it may be harder to sell these stocks, which can reduce their selling prices.

WHO MAY WANT TO INVEST
The Fund may be an appropriate investment if you:

     - are seeking capital growth over the long term (at least five years) and are willing to ride out market swings;

     - are looking to allocate a portion of your assets to stocks with above-average volatility;

     -    re comfortable with the risks of the stock market;

     -    re not seeking a substantial amount of current income;

     - ant exposure to the internet sector and can accept the heightened risk and volatility associated with stocks of internet companies as compared to a fund investing across multiple sectors and industries.

PAST FUND PERFORMANCE
As new funds, the Funds do not have performance history as of the date of this prospectus.

EXPENSE INFORMATION
This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER TRANSACTION FEES (fees paid directly from your investment)

                                                          A SHARES     B SHARES

    Maximum Sales Charge (Load)
    Imposed on Purchases (as a percentage of
    offering price)                                         5.5%(a)      None

    Maximum Deferred Sales Charge (Load)
    Imposed on Purchases (as a percentage of
    the lesser of purchase price or redemption proceeds)    None(b)      5%(c)

    Redemption Fee (as a percentage of
    the amount redeemed)                                    0.75%(d)     None

a      The sales charge declines as the amount invested increases.

b A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of A Shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.

c      The CDSC payable upon redemption of B Shares declines over time.

d You may be assessed a redemption fee (payable to the Fund) of up to the amount specified if you redeem Fund shares within 180 days after investing.

ANNUAL OPERATING EXPENSES (expenses deducted from Fund assets)



----------------------------------------------------------------------------------------------------------------------------------
                         LMI Small Cap         LMI Mid Cap           LMI Small Cap
                          Growth Fund          Growth Fund         Tax-Sensitive Fund    LMI Technology Fund    LMI Internet Fund
----------------------------------------------------------------------------------------------------------------------------------
                      A Shares   B Shares   A Shares   B Shares   A Shares    B Shares   A Shares   B Shares    A Shares  B Shares
----------------------------------------------------------------------------------------------------------------------------------
Management Fees         1.00%     1.00%      1.00%      1.00%      1.00%       1.00%      1.00%      1.00%       1.00%     1.00%
----------------------------------------------------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees    0.25%     1.00%      0.25%      1.00%      0.25%       1.00%      0.25%      1.00%       0.25%     1.00%
----------------------------------------------------------------------------------------------------------------------------------
Other Expenses(1)       X.XX%     X.XX%      X.XX%      X.XX%      X.XX%       X.XX%      X.XX%      X.XX%       X.XX%     X.XX%
----------------------------------------------------------------------------------------------------------------------------------
Total Operating
Expenses                X.XX%     X.XX%      X.XX%      X.XX%      X.XX%       X.XX%      X.XX%      X.XX%       X.XX%     X.XX%
----------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and
Expense
Reimbursement(2)        X.XX%     X.XX%      X.XX%      X.XX%      X.XX%       X.XX%      X.XX%      X.XX%       X.XX%     X.XX%
----------------------------------------------------------------------------------------------------------------------------------
Net Expenses(2)         1.75%     2.50%      1.75%      2.50%      1.75%       2.50%      1.75%      2.50%       1.75%     2.50%
----------------------------------------------------------------------------------------------------------------------------------

1 Other Expenses are based on annualized estimated amounts for the current fiscal year.

2 Reflects the impact of a contractual undertaking by the investment adviser to reduce each Fund's expenses (by paying certain expenses and/or waiving fees) so that the Fund's total operating expenses for the first 12 months of its operations will not exceed 1.75% for A Shares and 2.50% for B Shares. Thereafter, any such expense reductions will be voluntary and may be reduced or eliminated at any time upon notifying investors.


EXAMPLE
This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then, except as shown for B Shares, redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs* would be:

                                         1 YEAR             3 YEARS

     LMI Small Cap Fund
         A Shares                          $XX                $XX
         B Shares*                         $XX                $XX
         B Shares**                        $XX                $XX
     LMI Mid Cap Fund
         A Shares                          $XX                $XX
         B Shares*                         $XX                $XX
         B Shares**                        $XX                $XX
     LMI Small Cap Tax-Sensitive Fund
         A Shares                          $XX                $XX
         B Shares*                         $XX                $XX
         B Shares**                        $XX                $XX
     LMI Technology Fund
         A Shares                          $XX                $XX
         B Shares*                         $XX                $XX
         B Shares**                        $XX                $XX
     LMI Internet Fund
         A Shares                          $XX                $XX
         B Shares*                         $XX                $XX
         B Shares**                        $XX                $XX

*    Assumes you sold your shares at the end of the time period.

**   Assumes you stayed in the Fund.

MAIN RISKS

The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The Funds' main risks are identified in ABOUT THE FUNDS and further described below.

The main risks that could adversely affect the value of the Fund's shares and the total return on your investment include:

MARKET RISK. Market risk is the risk that the market value of a Fund's investments will fluctuate as the stock markets fluctuate. Market risk may affect a particular industry or segment of the economy or it may affect the market as a whole. The market value of a stock is based largely upon the market's perception of the issuing company's value.

The total return of each Fund will fluctuate within a wide range, like stock prices generally, so you could lose money over short or even long periods. Stock markets can move in cycles, with periods of rising prices and periods of falling prices.

MANAGEMENT RISK. Management risk is the risk that an investment adviser's decisions will not produce the desired result. The investment adviser's assessment of companies held in a Fund's portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

GROWTH STOCK RISK. The Fund's strategy of investing in "growth" stocks could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds. In addition, growth stocks can be volatile for several reasons. Because they usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividend income of other types of stocks that could cushion their decline in a falling market. Also, because investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

IPO RISK. Securities issued through an initial public offering (an "IPO") can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The number of securities issued in an IPO is also limited, so it is likely that IPO securities will represent a smaller component of a Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance). Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions.

FOREIGN RISK. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for U.S. investments, which means that a Fund may at times be unable to sell them at desirable prices. Foreign settlement procedures also may involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets with less developed legal and financial systems.

Certain of these risks also may apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.

SHORT-TERM TRADING. Each Fund (except for LMI Small Cap Tax-Sensitive Fund) may engage in short-term trading, including trading in IPOs. The frequency of portfolio transactions of each Fund (the portfolio turnover rate) will vary from year to year depending on many factors. A higher rate of portfolio turnover could produce increased trading costs and taxable distributions, which could detract from a Fund's performance.

ALTERNATIVE STRATEGIES. At times the investment adviser may determine that market conditions make pursuing a Fund's usual investment strategies inconsistent with the best interests of the Fund's shareholders. In this event, the Fund temporarily may use alternative strategies that are mainly designed to limit losses. However, the Fund may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its objective.

POLICY CHANGES. The Funds' Board of Trustees may change a Fund's objective, investment approach and other policies without shareholder approval, except as otherwise indicated.

OTHER INVESTMENTS. In addition to the main investment strategies described above, each Fund may make other investments, such as investments in preferred stocks, convertible securities, debt securities and derivatives, which may be subject to other risks, as described in the Fund's Statement of Additional Information (SAI).

HOW TO BUY AND SELL SHARES

HOW TO BUY SHARES

SELECTING SHARES. Each Fund offers A Shares and B Shares. This allows you to choose between different types of sales charges and different levels of ongoing operating expenses, as illustrated in ABOUT THE FUNDS -- FEES AND EXPENSES. The class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Here is a summary of the differences between the classes of shares:

     A SHARES

     - Front end sales charge. There are several ways to reduce these sales charges.

     -    Lower annual expenses than B Shares.

     B SHARES

     - No front end sales charge. All your money goes to work for you right away.

     -    Higher annual expenses than A Shares.

     - A contingent deferred sales charge (CDSC) on shares you sell within six years of purchase.

     - Automatic conversion to A Shares approximately eight years after issuance, thus reducing future annual expenses.

     -    CDSC is waived for certain redemptions.

PURCHASE PRICE OF SHARES. A Shares of each Fund are sold at the net asset value per share (NAV) next determined after the Fund receives a purchase order in proper form plus any applicable sales charge.

B Shares of each Fund are sold at the NAV next determined after the Fund receives a purchase order in proper form.

INVESTMENT MINIMUMS. There is a $1,000 minimum for initial purchases and a $250 minimum for subsequent purchases of shares of a Fund. Each Fund may waive these minimums in its discretion. Initial investment minimums do not apply to investments made through a periodic investment program for investors who make a monthly investment of $250 or more.

Purchases over $250,000 must be for A Shares.

TIMING OF ORDERS. Purchase orders must be received by each Fund's transfer agent or an authorized financial intermediary before the close of regular session trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). Purchase orders received after that time will be accepted as of the next business day.

METHODS FOR PURCHASING SHARES. Investors may purchase shares:

     THROUGH A FINANCIAL INTERMEDIARY. A financial intermediary authorized by the distributor can sell you shares of each Fund. Financial intermediaries include banks, broker-dealers, insurance companies and investment advisers. Please note that financial intermediaries may charge you transaction-based or other fees for their services. See ADDITIONAL POLICIES FOR PURCHASES AND REDEMPTIONS -- INVESTING THROUGH FINANCIAL INTERMEDIARIES.

     BY MAIL. You may open an account by completing, signing and mailing the attached account application form and a check or other negotiable bank draft (payable to LMI Funds) for $1,000 or more to the address below. Be sure to specify on your account application form the Fund and share class being purchased. If the class is not specified, your purchase will automatically be invested in A Shares. For additional investments, send a letter stating the name of each Fund and the amount you would like to invest in each Fund (which must be at least $250 per Fund), your name and your account number with a check for the appropriate amount to the address below.

         REGULAR MAIL:                     OVERNIGHT MAIL:
         LMI Funds                         LMI Funds
         [address]                         [address]

     BY WIRE. To open a new account, you should call the Funds at 1-800-xxx-xxxx to obtain an account number and complete wire instructions prior to wiring any money. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the transfer agent at LMI Funds, [address]. Wire instructions must state the Fund's name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

              [name]
              [address]
              ABA# xxxxxxxxx
              DDA# xx-xxx-x
              Account No.:

     You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

     THROUGH AUTOMATIC INVESTMENT. Under the Automatic Investment Plan (AIP) you may arrange for periodic investments in one or more Funds through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP application form or call the Funds at 1-800-xxx-xxxx. The minimum pre-authorized investment amount per Fund is $250. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

HOW TO REDEEM (SELL) SHARES

REDEMPTION PRICE. We will redeem shares at the NAV next determined after we receive the redemption request in proper form. We will reduce the amount you receive by the amount of any applicable CDSC or redemption fee.

Please see SALES CHARGES AND RELATED PROGRAMS below for information about CDSCs and redemption fees.

METHODS FOR REDEEMING SHARES. You may redeem shares of the Funds in several ways:

     THROUGH A FINANCIAL INTERMEDIARY. Your financial intermediary will be responsible for furnishing information to the Funds in proper form and may charge for these services. See ADDITIONAL POLICIES FOR PURCHASES AND REDEMPTIONS -- INVESTING THROUGH FINANCIAL INTERMEDIARIES.

     BY MAIL. You may mail your redemption request to: LMI Funds, [address]. (For overnight mail, use the address under METHODS FOR REDEEMING SHARES.) The redemption request should state the name of the Fund or Funds, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign.

     BY TELEPHONE. You can redeem your shares by contacting your financial intermediary or calling the Funds at 1-800-xxx-xxxx. There is no minimum requirement for telephone redemptions paid by check.

     If you are redeeming shares worth at least $1,000 and you have authorized expedited redemption on your account application form, simply call the Funds prior to 4:00 p.m. (Eastern time), and request the redemption proceeds be mailed to the commercial bank or registered broker-dealer you designated on your account application form. We will send your redemption amount to you on the next business day. We reserve the right at any time to change this redemption procedure or impose fees for this service.

     During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

     THROUGH AUTOMATIC WITHDRAWAL. If you have an account value of $2,500 or more in a Funds, you may redeem shares of the Fund on a monthly, quarterly, semi-annual or annual basis through the Automatic Withdrawal Plan (AWP). The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP application form available through the transfer agent. To participate in the AWP, you must have your dividends automatically reinvested. You may change or cancel the AWP at any time upon notice to the transfer agent. You should not buy A Shares (and pay a sales charge) while you participate in the AWP and you must pay any applicable CDSC when you redeem shares.

ADDITIONAL POLICIES FOR PURCHASES AND REDEMPTIONS

SIGNATURE GUARANTEES. For your protection, a signature guarantee is required for the following redemption requests: (a) redemption proceeds greater than $50,000;
(b) redemption proceeds that are payable to someone other than the recordowner of the account; or (c) redemption proceeds being mailed to the address of record on the account. You can obtain a signature guarantee from a financial institution such as a commercial bank, trust company, savings association or from a securities firm having membership on a recognized securities exchange.

REINVESTMENT PRIVILEGE. For 60 days after you sell shares of a Fund, you may reinvest your redemption proceeds in shares of the same class of the Fund at the then-current NAV. Any CDSC you paid on the amount you are reinvesting will be credited to your account. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You or your financial intermediary must notify the transfer agent in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

TELEPHONE TRANSACTIONS. Shareholders automatically have the privilege of redeeming shares of the Funds by telephone. The Funds will employ reasonable procedures to verify the genuineness of telephone redemption requests, which may include recording telephone calls and requiring certain personal identification information. If reasonable procedures are not followed, the Funds may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Funds nor the Funds' distributor or transfer agent will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. You should verify the accuracy of your account statements immediately after you receive them and contact the Funds if you question any activity in the account.

INVESTING THROUGH FINANCIAL INTERMEDIARIES. Investors who purchase shares through a financial intermediary will be subject to the procedures of their financial intermediary, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those generally applicable to Fund shareholders. Any such charges would reduce the return on an investment in a Fund. Investors should acquaint themselves with their financial intermediary's procedures and should read this prospectus in conjunction with any material and information provided by their financial intermediary. Investors who purchase a Fund's shares though a financial intermediary may or may not be the shareholder of record. Financial intermediaries are responsible for promptly transmitting purchase, redemption and other requests to a Fund.

Certain shareholder services, such as periodic investment programs, may not be available to customers of financial intermediaries or may differ in scope from programs generally available to Fund shareholders. Shareholders should contact their financial intermediary for further information. The Funds may confirm purchases and redemptions of a financial intermediary's customers directly to the intermediary, which in turn should provide its customers with confirmation and periodic statements. The Funds are not responsible for the failure of any financial intermediary to carry out its obligations to its customer.

In certain cases, the Funds may authorize intermediaries to accept orders on a Fund's behalf up to the time at which the NAV is determined. If those orders are transmitted to the Fund and paid for in accordance with established procedures, they will be priced at the NAV next determined after the request is received in the form required by the intermediary on the Fund's behalf.

OTHER POLICIES. In addition --

     - We consider orders to be in "proper form" when all required documents are properly completed, signed and received.

     -    Each Fund reserves the right to reject any purchase order.

     - At any time, a Fund may change any of its purchase or redemption procedures, and may suspend the sale of its shares.

     - Each Fund may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

     - We will typically send redemption amounts to you within seven days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

     - To limit the Funds' expenses, we do not currently issue share certificates.

     -    Each Fund may temporarily stop redeeming shares if:

          -    the New York Stock Exchange is closed;
          -    trading on the New York Stock Exchange is restricted;
          - an emergency exists and a Fund cannot sell its assets or accurately determine the value of its assets; or
          - the Securities and Exchange Commission orders a Fund to suspend redemptions.

     - Each Fund reserves the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder will pay transaction costs to dispose of these securities.

     - We may redeem your account if its value falls below $1,000 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

SALES CHARGES AND RELATED PROGRAMS

A SHARES
You can purchase A Shares at the NAV plus an initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge and commissions paid to selected dealers are as follows:

                                    SALES CHARGE AS A
                                      PERCENTAGE OF               DEALER
                                 -----------------------        REALLOWANCE
                                                    NET           AS A
                                    YOUR           ASSET       PERCENTAGE OF
     AMOUNT OF PURCHASE          INVESTMENT        VALUE       OFFERING PRICE
     Less than $25,000              5.50%          5.82%          5.00%
     $25,000 to $49,999             5.25%          5.54%          4.75%
     50,000 to $99,999              4.50%          4.71%          4.00%
     $100,000 to $249,999           3.50%          3.63%          3.25%
     $250,000 to $499,999           2.50%          2.56%          2.25%
     $500,000 to $999,999           1.50%          1.52%          1.25%
     $1,000,000 or more             None*          None*       (see below)**

* No initial sales charge applies on investments of $1 million or more. However, a CDSC of 1% is imposed on certain redemptions within one year of purchase.

** The distributor will pay a 1% commission to dealers who initiate and are responsible for purchases of $1 million or more.

The distributor may pay the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under federal securities law.

SALES CHARGE REDUCTIONS
Sales charges on A Shares may be reduced or eliminated in the following circumstances. For further information on sales charge reductions, call the Funds at 1-800-xxx-xxxx.

LETTER OF INTENT. If you intend to purchase at least $25,000 of A Shares of the Funds, you may wish to complete the Letter of Intent section of your account application form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any A Shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in A Shares during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Funds' transfer agent that you have a Letter of Intent each time you make an investment.

You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. Your shares will be held subject to a pledge for this purpose. The custodian will release the pledge at the end of the 13 months unless you do not complete your intended investment.

QUANTITY DISCOUNTS. You may combine purchases of A Shares that are made by you, your spouse, your children under age 21 and your IRA when calculating the sales charge. You must notify your financial intermediary or the Funds' transfer agent to qualify.

RIGHT OF ACCUMULATION. You may add the value of any A Shares of the Funds you already own to the amount of your next investment for purposes of calculating the sales charge at the time of the current purchase. You must notify your financial intermediary or the transfer agent to qualify. Certain financial intermediaries may not offer these programs or may impose conditions or fees to use these programs. You should consult with your financial intermediary prior to purchasing the Funds' shares.

OTHER CIRCUMSTANCES. We may waive some or all of the initial sales charge on A Shares for the following types of purchasers:

1. individuals with an investment account or relationship with the investment adviser;

2. full-time employees and retired employees of the investment adviser or its affiliates, employees of the Funds' service providers and immediate family members of such persons;

3. registered broker-dealers that have entered into selling agreements with the distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

4. individuals who reinvest a distribution from a qualified retirement plan for which the investment adviser serves as investment adviser;

5. banks and other financial intermediaries that have entered into agreements with a Fund to provide shareholder services for customers (including customers of such banks and other financial intermediaries, and the immediate family members of such customers); and

6. fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients.

REDEMPTION FEE AND CDSC. You will be assessed a redemption fee of up to 0.75% (expressed as a percentage of the amount you are redeeming) if you redeem a Fund's shares within 180 days after investing. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management. The fee, which is paid to the Fund, is not a deferred sales charge, and is not a commission paid to the investment adviser or its affiliates.

You pay a CDSC when you redeem A Shares that were bought as part of an investment of at least $1 million within one year of buying them. The CDSC is based on the original net asset value at the time of your investment or the net asset value at the time of redemption, whichever is lower. You will not pay a CDSC to the extent that the value of the redeemed shares represents (2) reinvestment of dividends or capital gains distributions; or (2) capital appreciation of shares redeemed. When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time.

We will waive the CDSC on A Shares to the same extent as described under B SHARES below.

B SHARES

CDSC.  You pay a CDSC when you redeem B Shares within six years of buying them.

The CDSC schedule for B Shares is set forth below. The CDSC is based on the original net asset value at the time of your investment or the net asset value at the time of redemption, whichever is lower.

                                            CDSC AS A PERCENTAGE
                                              OF DOLLAR AMOUNT
     YEARS SINCE PURCHASE                     SUBJECT TO CHARGE
     First                                         5.00%
     Second                                        4.00%
     Third                                         3.00%
     Fourth                                        3.00%
     Fifth                                         2.00%
     Sixth                                         1.00%
     Seventh and thereafter                        0.00%

At the time of purchase of B Shares of the Funds, the distributor pays sales commissions of 4.00% of the purchase price to appropriate financial intermediaries that initiate and are responsible for purchases of such shares.

You will not pay a CDSC to the extent that the value of the redeemed shares represents (1) reinvestment of dividends or capital gains distributions; or (2) capital appreciation of shares redeemed. When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, and then remaining shares held by you for the longest period of time.

We will waive the CDSC payable upon redemption of shares of the Funds for:

     - redemptions made within one year after the death of a shareholder or registered joint owner;

     - minimum required distributions made from an IRA or other retirement plan account after you reach age 70;

     -    involuntary redemptions made by the Funds.

CONVERSION TO A SHARES. After eight years from the end of the calendar month in which the shareholder's purchase order for B shares was accepted, the B Shares will automatically convert to A Shares of that Fund. The conversion will be on the basis of the relative net asset values of the shares, without the imposition of any sales load, fee or other charge. For purposes of conversion, B Shares of a Fund purchased by a shareholder through the reinvestment of dividends and distributions will be considered to be held in a separate sub-account. Each time any B Shares in the shareholder's account (other than those in the sub-account) convert, a corresponding pro rata portion of those shares in the sub-account will also convert.

RULE 12b-1 FEES
Each Fund has adopted Rule 12b-1 plans with respect to its A Shares and B Shares that allow the Funds to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plans, the Funds may pay an annual fee of up to 0.25% of the average daily net assets of A Shares and B Shares to pay for certain shareholder services provided by financial intermediaries that have agreements with the Funds or the Funds' distributor to provide such services. The Funds also may pay an annual fee of up to 0.75% of the average daily net assets of the B Shares to finance activities relating to the distribution of its shares.

Because the fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of an investment in the Funds and may cost a shareholder more than paying other types of sales charges.

In addition to Rule 12b-1-related payments, the investment adviser may, from time to time, make payments to banks, broker-dealers or other financial intermediaries for certain services to the Funds and/or its shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The investment adviser or distributor may make such payments out of its own resources, without additional cost to the Funds or its shareholders.

SHAREHOLDER INFORMATION

PRICING YOUR SHARES
Each Fund's NAV is calculated on each day the New York Stock Exchange is open. The NAV is the value of a single share of the Fund. Each Fund calculates its NAV separately for each class. The NAV is calculated by (1) taking the current value of the Fund's total assets allocated to a particular class of shares, (2) subtracting the liabilities and expenses charged to that class, and (3) dividing that amount by the total number of shares of that class outstanding.

Each Fund calculates its NAV as of the close of regular session trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time). If the New York Stock Exchange closes early, the Fund will accelerate its calculation of NAV and transaction deadlines to that time.

The NAV of each Fund is generally based on the market value of the securities held in the Fund. If market values are not available, the fair value of securities as determined in good faith by, or using procedures approved by, the Board of Trustees of the Fund.

DIVIDENDS
It is currently contemplated that dividends of each Fund's net investment income, if any, will be declared and paid annually. In the event that a Fund's Board of Trustees changes the dividend policy, shareholders will be notified. Net capital gain, if any, realized by a Fund will be distributed at least annually. Unless a shareholder elects payment in cash, all dividend and capital gain distributions of a Fund are automatically reinvested in additional full and fractional shares of the Fund at the NAV as of the payment date of the distribution.

BUYING A DIVIDEND. If you purchase shares shortly before a distribution, you will be taxed on the distribution, even though it represents a return of your investment. To avoid this result, check each Fund's distribution schedule before you invest.

TAXES
Dividends derived from each Fund's net investment income and short-term capital gains are generally taxable to a shareholder as ordinary income, even when reinvested in additional Fund shares. Due to the nature of its investments, a Fund's distributions will consist primarily of ordinary income. Distributions of net capital gain, if any, realized by a Fund are taxable to shareholders of a Fund as a long-term capital gain (taxable, in the case of an individual shareholder, at the maximum rate of 20%), regardless of the length of time the shareholder may have held shares in a Fund at the time of distribution.

Required tax information will be provided annually. You are encouraged to retain copies of your account statements or year-end statements for tax reporting purposes. However, if you have incomplete records, you may obtain historical account transaction information at a reasonable fee.

You should consult your tax adviser regarding specific questions as to federal, state and local taxes.

MANAGEMENT

INVESTMENT ADVISER
Lee Munder Investments, Ltd., 231 Royal Palm Way, Palm Beach FL 33480, is the Funds' investment adviser. The investment adviser oversees the Funds' program, places orders for the Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales.

The investment adviser was organized in January 2000 and is an investment adviser registered with the SEC. In addition to the Funds, the investment adviser provides investment advisory services to private accounts and, as of June 30, 2000, had approximately $100 million under management. Lee P. Munder is Chairman of the investment adviser. Mr. Munder formerly was the founder and chief executive officer of Munder Capital Management.

For its services, the investment adviser receives an annual fee of 1.00% of each Fund's average daily net assets. The investment adviser has contractually agreed to reduce Fund expenses (by paying certain expenses and/or waiving fees) so that each Fund's total operating expenses for the first 12 months of its operations will not exceed 1.75% for A Shares and 2.50% for B Shares. Thereafter, any such expense reductions will be voluntary and may be reduced or eliminated at any time upon notifying investors.

PORTFOLIO MANAGEMENT. The full advisory staff of the investment adviser contributes to the investment management services provided to the Funds. The following persons, however, are primarily responsible for the day-to-day investment management of the Funds:

     LMI SMALL CAP GROWTH FUND-- Nicholas S. Battelle and Andrew Beja. Mr. Battelle, [title], joined the investment adviser in August 2000. Before joining the investment adviser, Mr. Battelle had served as vice president and director of Standish, Ayer & Wood, Inc. since [ ]. Mr. Beja, [title], joined the investment adviser in August 2000. Before joining the investment adviser, Mr. Beja had served as vice president and senior analyst of Standish, Ayer & Wood, Inc. since March 1996 and as an associate director since 1999. Previously, Mr. Beja was a vice president and analyst at Advest, Inc.

     LMI MID CAP GROWTH FUND-- Andrew Beja and Kenneth Winston. Mr. Winston, [title], joined the investment adviser in August 2000. Before joining the investment adviser, Mr. Winston had served as [title] of Standish, Ayer & Wood, Inc. since [date]. Previously, Mr. Winston was a [title] at [company]. For a description of Mr. Beja, see LMI Small Cap Growth Fund above.

     LMI SMALL CAP TAX-SENSITIVE FUND-- Nicholas S. Battelle. For a description of Mr. Battelle, see LMI Small Cap Growth Fund above.

     LMI TECHNOLOGY FUND-- Jonathan F. Stone and Kenneth Winston. Mr. Stone, [title], joined the investment adviser in August 2000. Before joining the investment adviser, Mr. Stone had served as associate director and senior portfolio manager of Standish, Ayer & Wood, Inc. since 1997. Previously, Mr. Stone was a vice president of equity research at Adams, Harkness & Hill. For a description of Mr. Winston, see LMI Mid Cap Growth Fund above.

     LMI INTERNET FUND -- Lee P. Munder, Adam L. Munder and Ryan J. Munder. Before founding the investment adviser, Mr. Lee Munder was founder and chief executive officer of Munder Capital Management. Before joining the investment adviser as an associate in February 2000, Mr. Adam Munder was a marketing associate at Johnson & Johnson since June 1998 and previously was an associate at Munder Capital Management. Before joining the investment adviser as an associate in February 2000, Mr. Ryan Munder was an analyst at BlackRock Financial Management from July 1998 through May 1999 and previously was an associate at Munder Capital Management.

DISTRIBUTOR
Funds Distributor, Inc. acts as distributor of the Funds' shares.

[back cover]

LMI FUNDS
--------------------------------------------------------------------------------

FOR MORE INFORMATION
More information on the Funds is available upon request, including the following:

SHAREHOLDER REPORTS. Additional information about the Funds' investments is available in each Fund's annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI includes more information about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally considered a part of) this prospectus.

You may request free copies of these materials, along with other information about the Funds and make shareholder inquiries by contacting:

LMI Funds
[address]
Telephone: 1-800-xxx-xxxx
Hearing impaired:  TTY 1-800-xxx-xxxx
Internet site:  http://www.leemunder.com

Text-only versions of the Fund's prospectus can be viewed online or downloaded from Lee Munder Investments, Ltd. (http://www.leemunder.com). The Funds' prospectus and other documents pertaining to the Funds also can be viewed online or downloaded from the SEC (http://www.sec.gov).

You also can review and copy information about the Fund, including the SAI, at the SEC's public reference room in Washington, DC. For a duplicating fee, you may obtain copies of this information by writing to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request at publicinfo@sec.gov. For more information about these services, call the SEC at 1-202-942-8090.

The Fund's investment company registration number is [smaller font:] 811-xxxx.

[next column]

LMI FUNDS

LMI SMALL CAP GROWTH FUND
LMI MID CAP GROWTH FUND
LMI SMALL CAP TAX-SENSITIVE FUND
LMI TECHNOLOGY FUND
LMI INTERNET FUND

PROSPECTUS

[LMI Funds logo]


[prospectus date]

--------------------------------------------------------------------------------
Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information does not constitute a prospectus.
--------------------------------------------------------------------------------

                                    LMI FUNDS
                           60 STATE STREET, SUITE 1300
                                BOSTON, MA 02109

                       STATEMENT OF ADDITIONAL INFORMATION
                                     [DATE]

     This Statement of Additional Information (the "SAI") is not a prospectus. It should be read in conjunction with the prospectus dated [date] (the "Prospectus") for LMI Small Cap Growth Fund, LMI Mid Cap Growth Fund, LMI Small Cap Tax-Sensitive Fund, LMI Technology Fund and LMI Internet Fund, each a series of LMI Funds.

     To obtain a free copy of the Prospectus, please write to [ ], or call 1-800-[ ].

                                TABLE OF CONTENTS
                                                                          PAGE

     GENERAL INFORMATION ABOUT THE FUNDS..................................

     INVESTMENT POLICIES AND RESTRICTIONS ................................

     PORTFOLIO TRANSACTIONS ..............................................

     TRUSTEES AND EXECUTIVE OFFICERS .....................................

     INVESTMENT MANAGEMENT AND OTHER SERVICES ............................

     DIVIDENDS AND TAXES .................................................

     SHARE PRICE CALCULATION .............................................

     ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ......................

     PERFORMANCE .........................................................

     SHAREHOLDER INFORMATION .............................................

                                    LMI FUNDS
--------------------------------------------------------------------------------

PLEASE NOTE:

As used in this SAI, the following terms shall have the meanings listed:

     "1933 Act" means the Securities Act of 1933, as amended.

     "1940 Act" means the Investment Company Act of 1940, as amended.

     "Code" means the Internal Revenue Code of 1986, as amended.

     "Fund" means LMI Small Cap Growth Fund, LMI Mid Cap Growth Fund, LMI Small Cap Tax- Sensitive Fund, LMI Technology Fund or LMI Internet Fund individually, each a series of the Trust.

     "Funds" means LMI Small Cap Growth Fund, LMI Mid Cap Growth Fund, LMI Small Cap Tax- Sensitive Fund, LMI Technology Fund and LMI Internet Fund collectively, unless the context indicates otherwise.

     "Investment Adviser" means Lee Munder Investments, Ltd.

     "Trust" means LMI Funds, a Massachusetts business trust.

GENERAL INFORMATION ABOUT THE FUNDS

The Trust is registered under the 1940 Act as an open-end management investment company. The Funds are currently the only series of the Trust. The Trust was formed on June 29, 2000 as a Massachusetts business trust.

INVESTMENT POLICIES AND RESTRICTIONS

The following supplements the discussion in the Prospectus of the Funds' investment objectives and their principal and additional investment strategies, policies and risks. These investment strategies and policies may be changed without shareholder approval unless otherwise noted. Capitalized terms not otherwise defined in this SAI have the same meanings as in the Prospectus.

Whenever an investment policy or restriction of a Fund described in the Prospectus or in this SAI states a maximum percentage of assets that may be invested in a security or other asset, or describes a policy regarding quality standards, that percentage limitation or standard will, unless otherwise indicated, apply to the Fund only at the time a transaction takes place. Thus, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage that results from circumstances not involving any affirmative action by the Fund will not be considered a violation.

Descriptions in this SAI of a particular investment practice or technique in which a Fund may engage or a financial instrument that the Fund may purchase are meant to describe the spectrum of investments that the Investment Adviser, in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. The Investment Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more funds or accounts but not for all funds or accounts advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not, in the judgment of the Investment Adviser, be available, permissible, economically feasible or effective for their intended purposes in some or all markets, in which case the Fund would not use them. Certain practices, techniques or instruments may not be principal activities of the Fund but, to the extent employed, could from time to time have a material impact on the Fund's performance.

Each Fund's investment objective, and its investment policies and restrictions that are designated as fundamental, may not be changed without approval by holders of a "majority of the outstanding voting securities" of the Fund. Except as otherwise indicated, however, each Fund's investment policies are not fundamental and may be changed without shareholder approval. As defined in the 1940 Act, and as used herein, the term "majority of the outstanding voting securities" of the Trust, or of a Fund, means, respectively, the vote of the holders of the lesser of (i) 67% of the shares of the Trust or of the Fund present or represented by proxy at a meeting where more than 50% of the outstanding shares of the Trust or the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust or of the Fund.

COMMON STOCK AND PREFERRED STOCK
Shares of common stock represent a proportionate ownership interest in a company. As a result, the value of common stock rises and falls with a company's success or failure. The market value of common stock can fluctuate significantly. Preferred stock is a class of stock having a preference over common stock as to dividends and, generally, as to the recovery of investment.

Common stockholders are the owners of the company issuing the stock and, accordingly, vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, upon liquidation of the company are entitled to their pro rata share of the company's assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. A preferred stockholder is a shareholder in the company and not a creditor of the company as is a holder of the company's fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings of the company and not interest payments, which are expenses of the company.

Stock owned by a Fund may be traded on a securities exchange or in the over-the-counter market and may not be traded every day or in the volume typical of securities traded on a major national securities exchange. As a result, disposition by a Fund of a portfolio security to meet redemptions by shareholders or otherwise may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over an extended period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth.

WARRANTS
To the extent that such investments are consistent with its investment objective, the Funds may invest in warrants. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. However, prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by a Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant. Each Fund may only purchase warrants on securities in which the Fund may invest directly.

INVESTMENT COMPANY SECURITIES
Each Fund may invest in securities issued by other investment companies that principally invest in securities of the type in which the Fund invests. Under the 1940 Act, each Fund's investment in such securities currently is normally limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company, and (iii) 10% of the Fund's total assets in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. These investments may include shares of exchange-traded closed-end and open-end funds.

EXCHANGE-TRADED INDEX SECURITIES
Subject to the limitations on investment in investment company securities set forth above, each Fund may invest in exchange-traded index securities such as SPDRs, QQQs and WEBS. SPDRs (Standard & Poor's Depositary Receipts), for example, typically trade like a share of common stock and provide investment results that generally correspond to the price and yield performance of the component common stocks of the Standard & Poor's 500 Index. There can be no assurance that the issuer of SPDRs will replicate and maintain exactly the composition and relative weightings of the securities in the index. QQQs (Nasdaq-100 Tracking Stock) are similar to SPDRs except that they track the Nasdaq-100 Index, an index of 100 non-financial domestic and international companies listed on the National Association of Securities Dealers' Automated Quotation System (NASDAQ). These securities are subject to the risks of an investment in the underlying securities they hold. Because of their composition, historically QQQs have been more volatile in price than SPDRs.

FOREIGN SECURITIES AND CURRENCIES
Subject to each Fund's investment policies and quality standards, each Fund may invest in the securities of foreign issuers. The securities of foreign issuers in which each Fund may invest include non-U.S. dollar-denominated securities, Eurodollar securities, and sponsored and unsponsored depositary receipts.

Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to

U.S. companies. There may be less governmental supervision of foreign securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject to other risks that differ from those affecting U.S. investments, including political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.

FOREIGN DEPOSITARY RECEIPTS. American Depositary Receipts ("ADRs"), Global Depositary Receipts, American Depositary Shares, Global Depositary Shares, and related securities are depositary instruments, the issuance of which is typically administered by a U.S. or foreign bank or trust company. These instruments evidence ownership of underlying securities issued by a U.S. or foreign corporation. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the United States. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depositary instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

FOREIGN CURRENCIES. Investment in foreign securities usually will involve currencies of foreign countries. Moreover, each Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. Although each Fund's custodian values the Fund's assets daily in terms of U.S. dollars, each Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so from time to time, however, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Each Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Each Fund may enter into forward foreign currency contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), and typically is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize currency risk - the risk of loss due to a decline in the value of the hedged currencies - at the same time, they tend to limit any potential gain that might result should the value of such currencies increase.

DEBT SECURITIES
Investments in fixed-income securities are subject to the general risks inherent in such securities, primarily interest rate risk and credit risk. Interest rate risk is the potential for fluctuations in bond prices due to changing interest rates. In general, bond prices vary inversely with prevailing interest rates. If prevailing interest rates rise, bond prices generally decline; if prevailing interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds generally fluctuate more in price than shorter-maturity bonds. To compensate investors for these larger fluctuations, longer-maturity bonds usually offer higher yields than shorter-maturity bonds, other factors, including credit quality, being equal.

Credit risk is the possibility that an issuer of fixed-income securities held by a Fund will be unable to make payments of either interest or principal or will be perceived to have a diminished capacity to make such payments in the future.

U.S. GOVERNMENT SECURITIES
U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are backed by mortgages). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value due to fluctuations in interest rates.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury; however, they involve federal sponsorship in one way or another. Some are backed by specific types of collateral, some are supported by the issuer's right to borrow from the Treasury, some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer, others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Association, and Student Loan Marketing Association.

CASH AND SHORT-TERM INVESTMENTS
Each Fund will hold from time to time a certain portion of its assets in cash or short-term investments to retain flexibility in meeting redemptions, paying expenses, and timing of new investments. Each Fund also may invest in cash or short-term investments as part of a temporary defensive strategy when investment conditions warrant. Short-term investments may include

(i) short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that have a minimum rating of A-1 from Standard & Poor's ("S&P") or P-1 from Moody's Investors Service ("Moody's") or a comparable rating from another nationally recognized statistical rating organization ("NRSRO") or unrated securities of comparable quality, (iii) commercial paper rated at least A-1 by S&P or P-1 by Moody's or a comparable rating from another NRSRO or unrated securities of comparable quality, (iv) repurchase agreements covering any of the securities in which the Fund may invest directly, and (v) money market mutual funds.

REPURCHASE AGREEMENTS
Each Fund may enter into a repurchase agreement wherein the seller of a security to a Fund agrees to repurchase that security from the Fund at a mutually-agreed upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. Each Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund and pursuant to an agreement that requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below the repurchase price.

A Fund may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or is otherwise limited or if receipt of the security or collateral is delayed. The Fund's custodian (or a sub-custodian) has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. All repurchase transactions must be collateralized.

In an attempt to reduce the risk of incurring a loss on a repurchase agreement, each Fund limits investments in repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Investment Adviser monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price.

OPTIONS

GENERAL. A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

If the writer of a U.S. exchange-traded option wishes to terminate the obligation, the writer may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at an acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date. Closing purchase transactions are not available for OTC transactions. In order to terminate an obligations in an OTC transaction, the Fund would need to negotiate directly with the counterparty.

Each Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put that the Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for federal income tax purposes. Net short-term capital gains, when distributed by the Fund, are taxable as ordinary income. See "Dividends and Tax Status."

Each Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon the Fund's holding period for the option.

Exchange-traded options generally have standardized terms and are issued by a regulated clearing organization (such as the Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction. In contrast, the terms of OTC options are negotiated by the Fund and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee. When the Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the "counterparty") to make delivery of the instrument underlying the option. If the counterparty fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction. Accordingly, the Investment Adviser will assess the creditworthiness of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied.

PURCHASING OPTIONS. Each Fund may purchase put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Fund purchases a put option, in consideration for an upfront payment (the "option premium") the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the "exercise price") on or before a specified date (the

"expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

Each Fund also is authorized to purchase call options on securities it intends to purchase or securities indices. When a Fund purchases a call option, in consideration for the option premium the Fund acquires the right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to maintain exposure to an index prior to purchasing the underlying securities, in the case of an option on an index (an "anticipatory hedge"). In the event the Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium.

Each Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

WRITING OPTIONS. Each Fund may write (i.e., sell) call options on securities held in its portfolio or securities indices, the performance of which is substantially correlated to securities held in its portfolio. When a Fund writes a call option, in return for an option premium the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, the Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

Each Fund also may write put options on securities or securities indices. When the Fund writes a put option, in return for an option premium the Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. In the event the party to which a Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Fund will profit by the amount of the option premium. By writing a put option, however, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when a Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. The Fund will write a put option on a security or a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options -- for example, the sale and purchase of options on the same security or index but different expiration dates or exercise prices (a technique called a "spread").

Each Fund may sell call or put options in connection with closing out call or put options it has previously purchased.

Other than with respect to closing transactions, each Fund will only write call or put options that are "covered." A put option will be considered covered if the Fund has segregated assets with respect to such option in the manner described below. A call option will be considered covered if the Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of an option on a securities index, securities that substantially replicate the performance of such index) or owns a call option, warrant or convertible instrument that is immediately exercisable for, or convertible into, such security.

RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of a U.S. option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security (or securities), the price of the put or call option may move more or less than the price of the related security (or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists. Transfer of an OTC option is usually prohibited absent the consent of the original counterparty. There is no assurance that a Fund will be able to close out an OTC option position at a favorable price prior to its expiration. An OTC counterparty may fail to deliver or to pay, as the case may be. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

When conducted outside the U.S., options transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by:
(i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Each Fund's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions.

Each Fund's success in using options techniques depends, among other things, on the Investment Adviser's ability to predict accurately the direction and volatility of price movements in the options and securities markets, and to select the proper type, timing of use and duration of options.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

GENERAL. Each Fund may enter into futures contracts and options on futures contracts for any number of reasons, including as a cash management tool and as a means of managing its exposure to changes in securities prices and foreign currencies, adjusting its overall exposure to certain markets, attempting to enhance income, and protecting the value of its portfolio securities. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a commodity at a specified price and time. When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or liquid securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark-to-market its open futures position.

Each Fund also is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

When purchasing a futures contract, each Fund will segregate (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund, or, if lower, may cover the difference with cash or short-term securities.

When selling a futures contract, each Fund will segregate (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, each Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

When selling a call option on a futures contract, each Fund will segregate (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, equal the total market value of the futures contract underlying the call option. Alternatively, each Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund, or covering the difference if the price is higher.

When selling a put option on a futures contract, each Fund will segregate (and mark-to-market on a daily basis) cash or liquid securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, each Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund, or, if lower, the Fund may hold securities to cover the difference.

RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS. There can be no guarantee that there will be a correlation between price movements in the futures contract or option and in the securities to which these instruments relate, which may result in a strategy employing these instruments not to achieve its objective. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedging strategy may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Future exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Currency futures contracts and options thereon may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such position also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

SECURITIES INDEX FUTURES CONTRACTS. Each Fund also may enter into securities index futures contracts as an efficient means of gaining exposure to the equity and bond markets. Each Fund will not engage in transactions in futures contracts for speculation.

An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index.

RISKS OF SECURITIES INDEX FUTURES. Each Fund's success in using futures and options for hedging depends, among other things, on the Investment Adviser's ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of the hedging instrument. The skills necessary for successful use of hedging instruments are different from those used in the selection of individual stocks.

Each Fund's ability to hedge effectively all or a portion of its securities through transactions in index futures (and therefore the extent of its gain or loss on such transactions) depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities. Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect. Consequently, the Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. This risk will increase as the composition of the Fund's portfolio diverges from the composition of the hedging instrument.

Although each Fund intends to establish positions in futures only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when the Fund seeks to close a particular option or futures position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, a Fund may experience losses as a result of its inability to close out a position, and it may have to liquidate other investments to meet its cash needs.

Although some index futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, each Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

Each Fund will only enter into index futures contracts or futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. Certain futures strategies employed by the Fund may not be deemed to be for "bona fide hedging" purposes, as such term is defined in applicable regulations of the Commodity Futures Trading Commission. The Fund may enter into these futures contracts only if the aggregate of initial margin deposits for open futures contract positions does not exceed 5% of the Fund's total assets.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Funds will generally purchase securities with the intention of acquiring them, the Funds may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate.

Certain of the securities in which the Funds may invest will be purchased on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Funds will make commitments to purchase securities on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment.

Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Funds will segregate cash or liquid securities in an amount at least equal in value to each Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Funds will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed-upon price on an agreed-upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.

Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies. The use of reverse repurchase agreement proceeds to make investments may be considered to be a speculative technique.

While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Investment Adviser.

ILLIQUID SECURITIES
Each Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable" (i.e., they cannot be sold to the public without registration under the 1933 Act, or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale). This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Funds. It is the Funds' policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities that are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of each Fund's net assets. The Trust's Board of Trustees has approved guidelines for use in determining whether a security is illiquid.

Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the 1933 Act. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. Each Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, a Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Investment Adviser will monitor such restricted securities. Among the factors the Investment Adviser may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

SECURITIES LENDING
Each Fund may lend securities from its portfolios to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed 33 1/3% of each Fund's total assets and loans of portfolio securities must be fully collateralized based on values that are marked-to-market daily. Each Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. In determining whether to lend a security to a particular broker, dealer or financial institution, the Investment Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Each Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

Any securities that a Fund may receive as collateral will not become part of a Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed upon fee from a borrower that has delivered cash-equivalent collateral.

BORROWING
Borrowing may exaggerate the effect on the Funds' net asset value of any increase or decrease in the value of the Funds' portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). Although the principal of a Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk. Each Fund's borrowings may not exceed 33 1/3% of its total assets. Each Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). If a Fund's borrowings were to exceed 33 1/3%, a Fund may be required to sell securities in order to reduce its borrowings. Each Fund may not make additional purchases when borrowings exceed 5%.

DIVERSIFICATION
Each Fund other than LMI Technology Fund and LMI Internet Fund is classified as "diversified," which generally means that, with respect to 75% of its total assets (i) no more than 5% of the Fund's total assets may be invested in the securities of a single issuer and (ii) each fund will purchase no more than 10% of the outstanding voting securities of a single issuer.

Each of LMI Technology Fund and LMI Internet Fund is classified as "non-diversified," which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer. To the extent a Fund makes investments in excess of 5% of its assets in the securities of a particular issuer, its exposure to the risks associated with that issuer is increased. Because each Fund invests in a limited number of issuers, the performance of particular securities may adversely affect the performance of the Fund or subject the Fund to greater price volatility than that experienced by diversified investment companies.

CONCENTRATION
Generally, each Fund except LMI Technology Fund and LMI Internet Fund may not "concentrate" its assets in securities related to a particular industry. Concentration, as the term is used in the Investment Company Act, means that at least 25% of the Fund's assets would be invested in the securities of issuers within the same industry.

LMI Technology Fund invests at least 25% of its assets in the securities of companies in the technology sector. This sector comprises companies in several industries and includes companies such as those expected to benefit from the development, advancement, and use of science and technology, such as those in the computer, telecommunications, electronics and biotechnology industries, as more fully described in the Prospectus. LMI Internet Fund generally will invest more than 25% of its assets in the securities of companies in the internet sector. This sector comprises companies in several industries, and includes companies such as those engaged in development, manufacturing, research or design of products and services facilitating the use of the internet or intranets, or engaged to a significant extent in the business of distributing products, processes or services via the internet, as more fully described in the Prospectus. To the extent that a Fund's investments are invested in a particular sector or industry, the Fund will be subject to greater market fluctuation than a fund that has securities representing a broader range of investment alternatives.

COMBINED TRANSACTIONS
Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple currency transactions (including forward currency contracts) and some combination of futures, options, and currency transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the Investment Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Investment Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

FUTURE DEVELOPMENTS
Each Fund may take advantage of opportunities in new types of securities or derivative investments that are not presently contemplated for use by the Fund or that are not currently available but that may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund.

PORTFOLIO TURNOVER
A change in securities held by a Fund is known as "portfolio turnover." A high turnover rate may increase transaction costs and result in additional taxable gains. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the most recently completed fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during that year.

The portfolio turnover rate will not be a limiting factor when the Investment Adviser deems portfolio changes appropriate.

INVESTMENT RESTRICTIONS

THE FOLLOWING ARE THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS. THE FUNDS MAY NOT (UNLESS NOTED OTHERWISE):

Each Fund except LMI Technology Fund and LMI Internet Fund may not:

(1) purchase securities of any one issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if as a result more than 5% of the Fund's total assets would be invested in such issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer; provided, however, that up to 25% of the value of the Fund's total assets may be invested without regard to the foregoing limitations.

In addition, unless otherwise indicated below, each Fund may not:

(2) issue senior securities, except as permitted under the 1940 Act;

(3) borrow money, except as permitted under the 1940 Act;

(4) act as an underwriter (except as it may be deemed such in a sale of restricted securities);

(5) invest 25% or more of its total assets (taken at market value at the time of such investment) in the securities of issuers in any particular industry except that (i) there shall be no limitation with respect to investments in obligations of the U.S. Government, its agencies or instrumentalities (or repurchase agreements thereto); (2) SPDRs, QQQs and similar exchange-traded index securities are divided according to the industries of their underlying common stocks; (3) LMI Technology Fund will invest at least 25% of its total assets in the securities of technology companies, as determined by the investment adviser and as described in the Prospectus and SAI, except when investing for defensive purposes; and (4) LMI Internet Fund will invest at least 25% of its total assets in the securities of internet companies, as determined by the investment adviser and as described in the Prospectus and SAI, except when investing for defensive purposes.

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) buy or sell physical commodities or physical commodity (futures) contracts, which do not include financial futures and options thereon as described in the Prospectus and SAI from time to time; or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets at the time of the loan would be loaned to other parties, but this limit does not apply to purchases of debt securities or to repurchase agreements.

THE FOLLOWING INVESTMENT RESTRICTIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED BY VOTE OF THE BOARD OF TRUSTEES WITHOUT SHAREHOLDER APPROVAL.

The Funds may not:

(i) purchase or hold any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued, including repurchase agreements not entitling the holder to payment of principal and interest within seven days upon notice and securities restricted as to disposition under federal securities laws, except for certain securities, including commercial paper issued in reliance on the "private placement" exemption afforded by Section 4(2) of the 1933 Act, securities eligible for resale pursuant to Rule 144A under the 1933 Act and other securities, that are determined to be liquid pursuant to procedures adopted by the Trust's Board of Trustees;

(ii) make short sales of securities, except as may be described in the Prospectus and SAI from time to time, or purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or

(iii) purchase securities of other investment companies, except to the extent permitted by the 1940 Act; however, the Fund may, notwithstanding any other investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as the Fund.

PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the purchase and sale of assets with brokers and dealers selected by and in the discretion of the Investment Adviser. In placing orders for the Funds' portfolio transactions, the Investment Adviser seeks "best execution" (i.e., prompt and efficient execution at the most favorable prices).

Consistent with the policy of "best execution," orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of the firms' professional services, which include execution, clearance procedures, reliability and other factors. In selecting among the firms believed to meet the criteria for handling a particular transaction, the Investment Adviser may give consideration to those firms that provide market, statistical and other research information to the Funds and the Investment Adviser. In addition, the Funds may pay higher than the lowest available commission rates when the Investment Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, viewed in terms of either the particular transaction or the Investment Adviser's overall responsibilities with respect to accounts as to which it exercises investment discretion. Any research benefits derived from such services are available for all clients of the Investment Adviser and might not be used solely in connection with the Funds. Because statistical and other research information is only supplementary to the Investment Adviser's research efforts and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to significantly reduce its expenses. In no event will a broker-dealer that is affiliated with the Investment Adviser receive brokerage commissions in recognition of research services provided to the Investment Adviser.

The Investment Adviser may employ broker-dealer affiliates of the Investment Adviser (collectively "Affiliated Brokers") to effect portfolio transactions for the Funds, provided certain conditions are satisfied. Payment of brokerage commissions to Affiliated Brokers is subject to Section 17(e) of the 1940 Act and Rule 17e-1 thereunder, which require, among other things, that commissions for transactions on securities exchanges paid by a registered investment company to a broker that is an affiliated person of such investment company, or an affiliated person of another person so affiliated, not exceed the usual and customary brokers' commissions for such transactions. The Board of Trustees, including a majority of the trustees who are not "interested persons" of the Trust within the meaning of such term as defined in the 1940 Act ("Non-Interested Trustees"), has adopted procedures designed to ensure that commissions paid to affiliates of the Investment Adviser by the Funds satisfy the standards of Section 17(e) and Rule 17e-1. Certain transactions may be effected for the Funds by a broker-dealer affiliate of the Investment Adviser at no net cost to the Funds; however, the broker-dealer may be compensated by another broker-dealer in connection with such transaction for the order flow to the second broker-dealer. Receipt of such compensation will be subject to the Funds' procedures pursuant to Section 17(e) and Rule 17e-1.

The investment decisions for each Fund will be reached independently from those for each other Fund and any other accounts managed by the Investment Adviser. On occasions when the Investment Adviser deems the purchase or sale of securities to be in the best interests of one or more clients of the Investment Adviser, the Investment Adviser, to the extent permitted by applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities to be so sold or purchased in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Adviser in accordance with its policy for aggregation of orders, as in effect from time to time. In some cases this procedure may affect the size or price of the position obtainable for the Funds.

Purchases and sales of equity securities on exchanges are generally effected through brokers who charge commissions. In transactions on stock exchanges in the United States, these commissions generally are negotiated. In all cases, the Fund will attempt to negotiate best execution.

Purchases and sales of fixed income portfolio securities are generally effected as principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and ask prices. In the case of securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

TRUSTEES AND EXECUTIVE OFFICERS

Responsibility for overall management of the Funds rests with the Board of Trustees of the Trust in accordance with Massachusetts law.

The trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with the Investment Adviser and Funds Distributor, Inc. ("FDI" or the "Distributor"), the Funds' distributor, are listed below.

[Trustee/Officer information]

             * THIS TRUSTEE IS AN "INTERESTED PERSON" OF THE TRUST.
            ** ADDRESS: 60 STATE STREET, SUITE 1300, BOSTON, MA 02109

On [ ], the officers and trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the Funds.

Officers and trustees who are interested persons of the Investment Adviser or FDI receive no compensation from the Funds. Each trustee who is not an interested person receives [ ]. Trustees who are interested persons of the Trust may be compensated by the Investment Adviser or its affiliates for their services to the Trust.

INVESTMENT MANAGEMENT AND OTHER SERVICES

INVESTMENT MANAGEMENT
Lee Munder Investments, Ltd., 231 Royal Palm Way, Palm Beach FL 33480, is the Funds' Investment Adviser. The Investment Adviser oversees the Funds' investment program, places orders for the Funds' purchases and sales of portfolio securities and maintains records relating to such purchases and sales.

The Investment Adviser was organized in January 2000 and is an investment adviser registered with the SEC. In addition to the Funds, the Investment Adviser provides investment advisory services to private accounts and, as of June 30, 2000, had approximately $100 million under management. Lee P. Munder, Chairman of the Investment Adviser, directly and indirectly owns or controls a majority of the partnership interests in the Investment Adviser.

For the investment advisory services furnished to the Fund, each Fund pays the Investment Adviser an annual investment management fee, accrued daily and payable monthly, of 1.00% of the Fund's average daily net assets.

The investment advisory agreement will continue in effect for an initial two-year term, and thereafter from year to year so long as continuation is specifically approved at least annually by a vote of the Board of Trustees or by vote of the shareholders of the Funds, and in either case by a majority of Non-Interested Trustees who have no direct or indirect financial interest in the agreement. The investment advisory agreement may be terminated at any time upon 60 days' prior written notice, without penalty, by either party, or by a majority vote of the outstanding shares of the Funds, and will terminate automatically upon assignment as defined in the 1940 Act.

The investment advisory agreement provides that the Investment Adviser will not be liable for any error of judgment or of law, or for any loss suffered by the Funds in connection with the matters to which such agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the Investment Adviser's part in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under such agreement. The services of the Investment Adviser to the Funds under the investment advisory agreement are not exclusive and it is free to render similar services to others.

The Investment Adviser and its affiliates may, from time to time, reduce the Funds' operating expenses (by paying certain expenses and/or waiving fees). Expense reductions by the Investment Adviser or its affiliates will increase the Funds' total return. Unless stated as contractual, expense reductions are voluntary and may be reduced or eliminated at any time upon notifying investors.

CODES OF ETHICS
The Trust and its Investment Adviser and Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act with respect to their personnel with access to information about the purchase or sale of securities by the Funds. These codes are designed to protect the interests of fund shareholders. While these codes contain provisions reasonably necessary to prevent personnel subject to the codes from engaging in unlawful conduct and require compliance review of securities transactions, they do not prohibit such personnel from investing in securities, including securities that may be purchased or held by the Funds so long as such investments are made pursuant to the code's requirements.

ADMINISTRATION
FDI, 60 State Street, Suite 1300, Boston, MA 02109, provides administrative services to the Funds pursuant to an administration agreement with the Trust and the Investment Adviser. Administrative services furnished by FDI include, among other services, maintaining and preserving the records of the Funds; furnishing certain officers for the Trust; overseeing the preparation, filing and maintenance of the Trust's governing documents and minutes of meetings of trustees, Board committees and shareholders; preparing and filing with the SEC and other regulators registration statements, notices, reports and other material required to be filed under applicable laws; and advising the Trust and the Board on matters concerning the Trust and its affairs. For these services, FDI receives an annual fee, accrued daily and payable monthly, of [ ]. The agreement provides that FDI will not be liable for any error of judgment or of law, or for any loss suffered by the Funds in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

[State Street Bank and Trust Company ("State Street"), 2 Avenue de Lafayette, Boston, MA 02111], serves as an administrator for the Trust. Pursuant to its administration agreement with the Trust, State Street oversees the computation of the Funds' net asset value, net income and realized capital gains, if any; furnishes statistical and research data, clerical services, and stationery and office supplies; prepares and files various reports with the appropriate regulatory agencies; and prepare various materials required by the Securities and Exchange Commission. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Funds. For these services, State Street receives an annual fee, accrued daily and payable monthly, of [ ]. The administration agreement provides that State Street shall not be liable under the agreement except for its bad faith, gross negligence or willful misconduct in the performance of its duties and obligations thereunder.

DISTRIBUTION
FDI is the Distributor of the Funds. Pursuant to a distribution agreement between the Trust and FDI, FDI has the exclusive right to distribute shares of the Funds. FDI may enter into dealer or agency agreements with broker-dealers or other financial intermediaries, including affiliates of the Investment Adviser, for the sale of Fund shares. FDI receives no fee from the Trust under the distribution agreement for acting as Distributor to the Trust. From time to time and out of its own resources, the Investment Adviser, the Distributor, or either of their affiliates, may pay fees to broker-dealers or other persons for distribution or other services related to the Funds.

The distribution agreement will continue in effect only if such continuance is specifically approved at least annually by a vote of the Board of Trustees, including a majority of Non-Interested Trustees who have no direct or indirect financial interest in the agreement. The Funds may terminate the distribution agreement on 60 days' prior written notice without penalty. Termination by the Funds may be by vote of a majority of the Board of Trustees, or a majority of the Non-Interested Trustees, or by a majority of the outstanding voting securities of the Funds. The agreement terminates automatically in the event of its "assignment" as defined in the 1940 Act.

CUSTODIAN
State Street also serves as the custodian (in this capacity, the "Custodian") to each fund pursuant to a custodian agreement between the Trust and State Street. State Street is also the custodian with respect to the custody of any foreign securities held by each funds. State Street has in turn entered into additional agreements with financial institutions located in foreign countries with respect to the custody of such securities. Under the custodian agreement, the Custodian
(i) maintains a separate account in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund's securities and (v) makes periodic reports to the Board of Trustees concerning each Fund's operations.

TRANSFER AND DIVIDEND DISBURSING AGENT
[PFPC Global Fund Services (the "Transfer Agent"), 4400 Computer Drive, Westborough, MA 01581], serves as the transfer and dividend disbursing agent for the Funds pursuant to a transfer agency agreement with the Trust, under which the Transfer Agent (i) issues and redeems shares of the Funds, (ii) addresses and mails all communications by the Funds to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Funds and (v) makes periodic reports to the Board of Trustees concerning the operations of the Funds.

OTHER EXPENSES
The Trust pays the expenses of its operations, including the costs of shareholder and board meetings; the fees and expenses of blue sky and pricing services, independent auditors, counsel, the Custodian and the Transfer Agent; reports and notices to shareholders; the costs of calculating net asset value; brokerage commissions or transaction costs; taxes; interest; insurance premiums; Investment Company Institute dues; and the fees and expenses of qualifying the Funds and its shares for distribution under federal and state securities laws. In addition, the Funds pays for typesetting, printing and mailing proxy material, prospectuses, statements of additional information, notices and reports to existing shareholders, and the fees of the Non-Interested Trustees. The Funds are also liable for such nonrecurring expenses as may arise, including costs of any litigation to which the Trust be a party, and any obligation it may have to indemnify the Trust's officers and trustees with respect to any litigation. The Trust's expenses generally are allocated among its investment portfolios (such as the Funds) on the basis of relative net assets at the time of allocation, except that expenses directly attributable to a particular investment portfolio are charged to that portfolio. The Trust's service providers may voluntarily waive all or a portion of their respective fees from time to time.

DISTRIBUTION SERVICES ARRANGEMENTS
The Funds have adopted a Service Plan with respect to its Class A Shares pursuant to which it uses its assets to finance activities relating to the provision of certain shareholder services. Under the Service Plan, the Distributor is paid an annual service fee at the rate of 0.25% of the value of average daily net assets of the Class A Shares of the Funds. Each Fund has also adopted a Service and Distribution Plan with respect to its Class B Shares, pursuant to which it uses its assets to finance activities relating to the distribution of its shares to investors and provision of certain shareholder services. Under the Service and Distribution Plan for Class B Shares, the Distributor is paid an annual service fee of 0.25% of the value of average daily net assets of the Class B Shares of each Fund and an annual distribution fee at the rate of 0.75% of the value of average daily net assets of the Class B Shares of each Fund. The Plan compensates the Distributor regardless of its expenses.

Under the terms of the Service Plan and the Service and Distribution Plan (collectively, the "Plans"), each Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of the Non-Interested Trustees who have no direct or indirect financial interest in the operation of that Plan. The Plans may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval, and all amendments of the Plans also must be approved by the Board of Trustees in the manner described above. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Trustees or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant class of the respective Funds on not more than 30 days' written notice to the Distributor.

The Board of Trustees has determined that the Plans will benefit the Funds and its shareholders by (i) providing an incentive for broker or bank personnel to provide continuous shareholder servicing after the time of sale; (ii) retaining existing accounts; (iii) facilitating portfolio management flexibility through continued cash flow into the Funds; and (iv) maintaining a competitive sales structure in the mutual fund industry.

With respect to Class B Shares of the Funds, the Distributor expects to pay sales commissions to dealers authorized to sell the Funds' Class B Shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending repayment by the relevant Plan. In addition, the Investment Adviser may use its own resources to make payments to the Distributor or dealers authorized to sell the Funds' shares to support their sales efforts.

DIVIDENDS AND TAXES

DIVIDENDS
It is currently contemplated that dividends of the Funds' net investment income will be declared daily and paid annually. No dividends will be declared for a Fund on any day on which such Fund does not receive dividends or interest income from the securities in its portfolio. In addition, any dividends declared will be net of Fund expenses accrued to date. In the event the Board of Trustees changes the daily dividend policy, shareholders will be notified.

CAPITAL GAIN DISTRIBUTIONS
If a Fund realizes any net capital gain, such gain will be distributed at least once during the year as determined by the Board of Trustees. Short-term capital gain distributions by a Fund are taxable to shareholders as ordinary income, not as capital gain. Long-term capital gains realized by non-corporate taxpayers are subject to a reduced maximum tax rate. Any realized capital loss to the extent not offset by realized capital gain will be carried forward.

TAX STATUS OF THE TRUST
Each Fund intends to meet the requirements of the Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gain, if any, to shareholders. Accordingly, it is not anticipated that the Funds will be liable for federal income or excise taxes to which it would otherwise be subject. Qualification as a regulated investment company does not, of course, involve governmental supervision of management or investment practices or policies.

To qualify as a regulated investment company, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of net short-term capital gains over net long-term capital losses) and its net tax-exempt interest income each taxable year, if any.

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by such Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Each Fund will be treated as a separate entity from any other investment portfolio of the Trust for tax purposes.

OTHER TAX INFORMATION
The Transfer Agent will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions (where applicable) for the prior year.

It is expected that a portion of each Fund's dividends from net investment income will be eligible for the dividends received deduction for corporate shareholders. The amount of such dividends eligible for the dividends received deduction is in general, limited to the amount of qualifying dividends from domestic corporations received during the Fund's fiscal year. You should consult with your tax adviser in this regard.

Any dividend or distribution received by a shareholder on shares of a Fund will have the effect of reducing the NAV of the shares by the amount of the dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to the shareholder as described above.

Dividends declared in October, November or December to shareholders of record and paid during the following January are treated as paid on December 31 for federal income and excise tax purposes. Each Fund may adjust the schedule for dividend reinvestment for the month of December to assist in complying with reporting and minimum distribution requirements contained in the Code.

Redemptions of Fund shares are taxable events, and, accordingly, shareholders may recognize gains or losses on such transactions. Except for dealers, any such gains or losses will be capital gains or losses, and will be long-term capital gains or losses if such shares were held for more than 12 months. In the case of an individual, any such capital gain will be taxable at the maximum rate of 20%. In the case of a corporation, long-term capital gain is taxable at the same rates as ordinary income. A loss realized on a redemption of Fund shares will be disallowed if other shares of the same Fund are acquired (whether through dividend reinvestment or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date the shares are redeemed. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds shares for six months or less and during that period receives a distribution taxable to the shareholder as a capital gain, any loss realized on the sale of the shares during that six-month period would be a long-term capital loss to the extent of the distribution.

Each Fund generally is required by law to withhold 31% ("back-up withholding") of certain dividends, distributions of capital gains and redemption proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number and in the case of entities, an employer identification number) and in certain other circumstances. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the shareholder of the account, and may be claimed as a credit on such shareholder's federal income tax return. You should consult your own tax adviser regarding the withholding requirement. Dividends (but not distributions of long-term capital gain) paid to foreign investors generally will be subject to a 30% (or lower treaty rate) withholding tax.

The information above, together with the information set forth in the Prospectus and this SAI, is only a summary of some of the federal income tax consequences generally affecting each Fund and its shareholders, and no attempt has been made to present a detailed explanation of the tax treatment of the Funds or to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on Fund distributions and on redemptions or other dispositions of shares of the Funds, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers regarding specific questions as to federal, state and local taxes or to determine whether one or more of the Funds are suitable to their particular tax situation.

Foreign shareholders should consult their tax advisers regarding foreign tax consequences applicable to their purchase of Fund shares.

INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS
The Trust's independent auditors, [ ], [address], audit and report on the Funds' annual financial statements, review certain regulatory reports and the Funds' federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust. Shareholders will receive audited annual financial statements and unaudited semi-annual financial statements.

SHARE PRICE CALCULATION

The price of each Fund's shares on any given day is the Fund's net asset value ("NAV") per share. NAV per share is calculated for the Funds on each day that the New York Stock Exchange (the "NYSE") is open. Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Options will be valued at market value or fair value if no market exists. Futures contracts will be valued in like manner, except that open futures contract sales will be valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Restricted securities and securities and assets for which market quotations are not readily available are valued at fair value by the Investment Adviser under the supervision of the Board of Trustees. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity) and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

All cash, receivables and current payables are carried on each Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

In determining the approximate market value of portfolio investments, the Trust may employ outside organizations, which may use matrix or formula methods that take into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula methods not been used.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

PURCHASES

GENERAL.  Shares of the Funds are sold on a continuous basis by the Distributor.

As described in the Prospectus, shares of the Funds may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is most beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or through arrangements with his/her authorized broker.

The minimum initial investment in shares of each Fund is $1,000. The minimum subsequent investment is $250. Minimum requirements may be imposed or changed at any time and each Fund may waive minimum investment requirements in its discretion.

PURCHASES IN KIND. Payment for shares may, in the discretion of the Investment Adviser, be made in the form of securities that are permissible investments for the relevant Fund as described in the Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other tax matters relating to the securities.

RETIREMENT PLANS. Shares of the Funds may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is also charged on IRAs. This custodial fee is due by December 15 of each year and may be paid by check or shares liquidated from a shareholder's account.

REDEMPTIONS

SUSPENSION. The Funds reserve the right to suspend or postpone redemptions during any period when: (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed other than for customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension or postponement for the protection of the shareholders; or (iv) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable.

INVOLUNTARY REDEMPTIONS. Each Fund may involuntarily redeem an investor's shares if the net asset value of such shares is less than $1,000; provided that involuntary redemptions will not result from fluctuations in the value of an investor's shares. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to $1,000 or more. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

REDEMPTIONS IN KIND. If the Board of Trustees determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the Fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. An in kind distribution of portfolio securities will be less liquid than cash. The shareholder may have difficulty in finding a buyer for portfolio securities received in payment for redeemed shares. Portfolio securities may decline in value between the time of receipt by the shareholder and conversion to cash. A redemption in kind of a Fund's portfolio securities could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio.

REDEMPTION FEE -- A SHARES. In general, A Shares the Funds may be redeemed at net asset value. However, A Shares of the Funds held for 180 days or less are redeemable at a price equal to 99.25% of the then-current NAV of A Shares (the "discount"). This discount, referred to in the Prospectus and this Statement of Additional Information as a redemption fee, directly affects the amount a shareholder who is subject to the discount receives upon redemption. It is intended to encourage long-term investment in the Funds, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management. The fee, which is paid to the Funds, is not a deferred sales charge, and is not a commission paid to the Investment Adviser or its subsidiaries. The Funds reserve the right to modify the terms of or terminate this fee at any time.

PERFORMANCE

The historical performance calculation for each Fund may be shown in the form of "total return" or "yield." These various measures of performance are described below.

Quotations of performance may from time to time be used in advertisements, sales literature, shareholder reports or other communications to shareholders or prospective investors. All performance information supplied by the Funds is historical and is not intended to indicate future returns. Each Fund's total return and yield fluctuate in response to market conditions and other factors. The value of a Fund's shares when redeemed may be more or less than their original cost.

In performance advertising, the Funds may compare their performance information with data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., or other companies that track the investment performance of investment companies ("Fund Tracking Companies"). The Funds may also compare any of their performance information with the performance of recognized stock, bond and other indexes, including but not limited to the Russell 2000 Index, Dow Jones Industrial Average, Standard & Poor's 500 Composite Stock Index, Morgan Stanley - Europe, Australian and Far East Index, Lehman Brothers Intermediate Government Index, Lehman Brothers Intermediate Government/Corporate Index, Salomon Brothers Bond Index, Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Funds may refer to general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"). In addition, the Funds may refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

TOTAL RETURN CALCULATIONS
Standardized total returns quoted in advertising and sales literature reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a Fund.

Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment, over such periods according to the following formula:

      P(1+T)n = ERV

      Where:
           P = a hypothetical initial payment of $1,000
           T = average annual total return
           n = number of years ERV = ending redeemable value:
               ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.

In addition to average annual returns, the Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Total returns may be broken down into their components of income and capital (including capital gain and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
               PT = period total return.
               The other definitions are the same as in average annual total return above.

SEC YIELD CALCULATIONS
Although published yield information is useful to investors in reviewing each Fund's performance, investors should be aware that the Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Funds of future yields or rates of return on each Fund's shares. The yields of the Funds are not fixed or guaranteed, and an investment in the Funds is not insured or guaranteed. Accordingly, yield should not be used to compare the Funds with investment alternatives, like money market instruments or bank accounts, that may provide a fixed rate of interest. Also, it may not be appropriate to compare each Fund's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

Standardized yields for the Funds used in advertising are computed by dividing each Fund's dividend and interest income (in accordance with specific standardized rules) for a given 30 days or one month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by each Fund's NAV per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate. Capital gain and loss generally are excluded from these calculations.

Income calculated for the purpose of determining each Fund's standardized yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

OTHER ADVERTISEMENT MATTERS
The Funds may advertise other forms of performance. For example, the Funds may quote unaveraged or cumulative total returns reflecting the change in the value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period.

The Funds may also include various information in its advertisements. Information included in a Fund's advertisements may include, but is not limited to (i) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer, industry or by maturity, (ii) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents, (iii) information regarding the effects of automatic investment and systematic withdrawal plans, including the principle of dollar cost averaging, (iv) descriptions of the Fund's portfolio manager(s) and the portfolio management staff of the Investment Adviser or summaries of the views of the portfolio managers with respect to the financial markets, (v) the results of a hypothetical investment in a Fund over a given number of years, including the amount that the investment would be at the end of the period, (vi) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan and (vii) the net asset value, net assets or number of shareholders of the Fund as of one or more dates.

The Funds may advertise information regarding the effects of periodic investment, including the principle of dollar cost averaging. In a dollar cost averaging program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not ensure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Fund, the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                         Systematic               Share                Shares
      Period             Investment               Price               Purchased
      ------             ----------               -----               ---------
        1                   $100                   $10                 10.000
        2                   $100                   $12                  8.333
        3                   $100                   $15                  6.666
        4                   $100                   $20                  5.000
        5                   $100                   $18                  5.555
        6                   $100                   $16                  6.250
                            ----                ------                 ------
             Total Invested $600     Avg. Price $15.17    Total Shares 41.804

SHAREHOLDER INFORMATION

MASSACHUSETTS BUSINESS TRUST
The Trust is a Massachusetts business trust of which the Funds are series. A copy of the Agreement and Declaration of Trust of the Trust (the "Declaration of Trust") is on file in the office of the Secretary of The Commonwealth of Massachusetts. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Declaration of Trust provides that the shareholders will not be subject to any personal liability for the acts or obligations of the Funds and that every written agreement, obligation, instrument or undertaking made on behalf of the Funds will contain a provision to the effect that the shareholders are not personally liable thereunder. In light of this provision, Massachusetts law and the nature of the Trust's business, the Investment Adviser believes that the risk of personal liability to shareholders is extremely remote.

The Declaration of Trust further provides that no trustee, officer, employee or agents of the Trust is liable to any third persons in connection with the affairs of the Funds, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons ("disabling conduct"). It also provides that all third persons must look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Funds. The Declaration of Trust provides that a trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Funds, except liabilities arising from disabling conduct.

DESCRIPTION OF SHARES
Each Fund represents a separate series of shares of beneficial interest of the Trust. Fund shares are further divided into separate classes.

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of one or more series and classes within any series and to divide or combine the shares of any series without changing the proportionate beneficial interest of each shareholder in the Funds.

Each share of a Fund represents an equal proportional interest in that Fund with each other share of the same class. Upon liquidation of a Fund, holders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of the Funds have no preemptive or conversion rights.

The shareholders of the Trust are entitled to one full or fractional vote for each dollar or fraction of a dollar invested in shares. Subject to the 1940 Act, the Trustees have the power to fix the number of Trustees, fill vacancies in the Trustees, including vacancies arising from an increase in the number of Trustees, and remove Trustees with or without cause, subject to certain removal procedures. However, immediately after such appointment, the requisite majority of the Trustees must have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative. The Trust does not intend to hold annual meetings of shareholders. The Trustees may call meetings of shareholders for action by shareholder vote if required by law, the Declaration of Trust, or the Trust's By-Laws.

Shareholders of the Trust have the right, upon the declaration in writing or vote of shareholders whose shares represent two-thirds of the outstanding shares of the Trust, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the shareholders whose shares represent 10% of the outstanding shares of the Trust. The Trustees also are required, under certain circumstances, to assist shareholders in communicating with other shareholders.

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.

Exhibit No.    Description of Exhibit

(a)            Agreement and Declaration of Trust (filed herewith)

(b)            Bylaws (filed herewith)

(c) Instruments Defining Shareholder Rights (incorporated by reference to Exhibits a and b to the Registration Statement above)

(d)            Investment Advisory Agreement (to be filed by amendment)

(e)  (1)       Distribution Agreement (to be filed by amendment)

     (2)       Form of Agency Selling Agreement (to be filed by amendment)

(f)            Inapplicable

(g)  (1)       Custody Agreement (to be filed by amendment)

(h)  (1)       Transfer Agency and Dividend Disbursing Agency Agreement (to be
               filed by amendment)

     (2)       Administration Agreement (to be filed by amendment)

(i) Opinion and Consent of Ropes & Gray as to legality of the securities being registered (to be filed by amendment)

(j)            Inapplicable

(k)            Inapplicable

(l)            Subscription Agreement (to be filed by amendment)

(m)  (1)       Distribution Plans (to be filed by amendment)

     (2)       Form of Services Agreement (to be filed by amendment)

(n)            Rule 18f-3 Plan (to be filed by amendment)

(p)            Codes of Ethics (to be filed by amendment)

Item 24. Persons Controlled by or under Common Control with Registrant.

         Not applicable.

Item 25. Indemnification.

         As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), Article VIII of the Agreement and Declaration of Trust (Exhibit (a) to the Registration Statement) and Article 10 of the Trust's Bylaws (Exhibit (b) to the Registration Statement) provides for the indemnification of Registrant's trustees and officers. No indemnification is provided with respect to any liability where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act and will be governed by the final adjudication of such issue.

         The Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

         The Investment Advisory Agreement and Distribution Agreement (to be filed by amendment) provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Trust against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the agreement.

         The Registrant hereby undertakes that it will apply the indemnification provisions of its Bylaws and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act as long as the interpretation of Section 17(h) and 17(i) of such Act remains in effect and is consistently applied.

Item 26. Business and Other Connections of Investment Adviser.

         Lee Munder Investments, Ltd. is the Trust's Investment Adviser.

         Name                                   Position with Investment Adviser

         Lee Munder Investments, LLC            General Partner
         Lee Munder Capital Group, LLC          General Partner
         Lee Munder Capital Group, LP           Limited Partner
         Ryan J. Munder                         Marketing Manager
         Adam L. Munder                         Marketing Manager

         For further information relating to the Investment Adviser's personnel, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Lee Munder Investments, Ltd. See File No. 801-57397.

Item 27. Principal Underwriters.

         (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following other investment companies.

                 American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
                 American Century Government Income Trust
                 American Century International Bond Funds
                 American Century Investment Trust
                 American Century Municipal Trust
                 American Century Mutual Funds, Inc.
                 American Century Premium Reserves, Inc.
                 American Century Quantitative Equity Funds
                 American Century Strategic Asset Allocations, Inc. American Century Target Maturities Trust
                 American Century Variable Portfolios, Inc.
                 American Century World Mutual Funds, Inc.
                 The Brinson Funds
                 CDC MPT+ Funds
                 Dresdner RCM Capital Funds, Inc.
                 Dresdner RCM Global Funds, Inc.

                 Dresdner RCM Investment Funds Inc.
                 J.P. Morgan Institutional Funds
                 J.P. Morgan Funds
                 JPM Series Trust
                 JPM Series Trust II
                 LaSalle Partners Funds, Inc.
                 Merrimac Series
                 Monetta Fund, Inc.
                 Monetta Trust
                 The Montgomery Funds I
                 The Montgomery Funds II
                 The Munder Framlington Funds Trust
                 The Munder Funds Trust
                 The Munder Funds, Inc.
                 National Investors Cash Management Fund, Inc.
                 Nomura Pacific Basin Fund, Inc.
                 Orbitex Group of Funds
                 The Saratoga Advantage Trust
                 SG Cowen Funds, Inc.
                 SG Cowen Income + Growth Fund, Inc.
                 SG Cowen Standby Reserve Fund, Inc.
                 SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
                 SG Cowen Series Funds, Inc.
                 St. Clair Funds, Inc.
                 The Skyline Funds
                 TD Waterhouse Family of Funds, Inc.
                 TD Waterhouse Trust

     Funds Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

     (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

     Director, President and Chief Executive Officer    - Marie E. Connolly
     Director and Executive Vice President              - George A. Rio
     Executive Vice President and Chief
         Administrative Officer                         - Gary S. MacDonald
     Executive Vice President                           - William S. Nichols
     Executive Vice President                           - Charles W. Carr
     Senior Vice President, General Counsel, Chief
         Compliance Officer, Secretary and Clerk        - Margaret W. Chambers
     Senior Vice President and Treasurer                - Joseph F. Tower III
     Senior Vice President and Chief Financial Officer  - William J. Stetter
     Senior Vice President, Deputy General Counsel      - Christopher J. Kelley
     Senior Vice President                              - Mary A. Nelson
     Senior Vice President                              - Eric A. Liik
     Senior Vice President                              - John Lehning
     Senior Vice President                              - John Prosperi
     Chairman and Director                              - William J. Nutt


     (c) Not applicable.

Item 28. Location of Accounts and Records.

     All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act and the Rules thereunder are maintained at the offices of the Registrant, the offices of the Registrant's

Administrators, Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109 and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, or (i) in the case of records concerning custodial functions, at the offices of the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110; (ii) in the case of records concerning transfer agency functions, at the offices of the Registrant's Transfer Agent and Dividend Disbursing Agent, PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581; (iii) in the case of records concerning distribution and certain other functions, at the offices of the Fund's Distributor, Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109; and (iv) in the case of records concerning fund accounting functions, at the offices of the Fund's fund accountant, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

Item 29. Management Services.

         Not applicable.

Item 30. Undertakings.

         Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 18th day of August, 2000.


LMI FUNDS
Registrant

By /s/ Margaret Warner Chambers
   ---------------------------------
   Margaret Warner Chambers
   President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below on behalf of the following persons in the capacities and on the date indicated.

SIGNATURE                       TITLE                               DATE
---------                       -----                               ----


/s/ Margaret Warner Chambers    President (Principal             August 18, 2000
-----------------------------   Executive Officer)
Margaret Warner Chambers


/s/ Christopher J. Kelley       Treasurer (Principal Financial   August 18, 2000
-----------------------------   and Accounting Officer)
Christopher J. Kelley


/s/ Margaret Warner Chambers    Trustee                          August 18, 2000
-----------------------------
Margaret Warner Chambers


/s/ Christopher J. Kelley       Trustee                          August 18, 2000
-----------------------------
Christopher J. Kelley

                                INDEX TO EXHIBITS
                                -----------------


(a)    Agreement and Declaration of Trust

(b)    Bylaws